Note 2 - Summary of significant accounting policies: Warrants (Policies)	12 Months Ended
Dec. 31, 2024
Policies
Warrants

Warrants

Upon the closing of IPO in April 2024 and the exercise of over-allotment in April 2024, the Company issued to the lead underwriter warrants for 67,674 Class A ordinary shares and are exercisable on a cashless basis. The Company accounts for warrants as either equity-classified or liability-classified instruments based on an assessment of the warrant’s specific terms and applicable authoritative guidance in FASB Accounting Standards Codification ASC 480, Distinguishing Liabilities from Equity and ASC 815, Derivatives and Hedging. The Company accounts for its warrants as equity that meet all of the criteria (i) require physical settlement or net-share settlement or (ii) give the Company a choice of net-cash settlement or settlement in its own shares (physical settlement or net-share settlement), the warrants are required to be recorded as a component of additional paid-in capital at the time of issuance and subsequent changes in fair value are not recognized as long as the warrants continue to be classified as equity.